Deferred Revenue	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue

7.	DEFERRED REVENUE

For service contracts where the performance obligation is not completed, deferred revenue is recorded for any payments received in advance of the performance obligation.

Deferred revenue at September 30, 2019 and March 31, 2019 is classified as liabilities and totalled:

	As of	As of
	September 30, 2019	March 31, 2019
	(Unaudited)	(Audited)
Deferred revenue	$38,500	$86,250
	$38,500	$86,250

Changes in deferred revenue were as follows at September 30, 2019 and 2018:

	For the six months ended	For the six months ended
	September 30, 2019	September 30, 2018
Deferred revenue, beginning of the period	86,250	-
Advance receipt of services fee	10,000	-
Performance obligation satisfied	(57,750)	-
Deferred revenue, end of the period	$38,500	$-

7.	DEFFERED REVENUE

For service contracts where the performance obligation is not completed, deferred revenue is recorded for any payments received in advance of the performance obligation

Deferred revenue at March 31, 2019 and 2018, is classified as liabilities and totalled as follows:

	As of	As of
	March 31, 2019	March 31, 2018
Deferred Revenue	$86,250	$-
	$86,250	$-

Changes in deferred revenue were as follows at March 31, 2019 and 2018:

	For the year ended	For the year ended
	March 31, 2019	March 31, 2018
Advance receipt of services fee	105,500	-
Performance obligation satisfied	(19,250)	-
Deferred revenue, end of the period	$86,250	$-